PILGRIM(R)
---------------------------
FUNDS FOR SERIOUS INVESTORS




                                                                      Prospectus
                                                       Classes: A, B, C, M and T

                                                                   July 31, 2000

                                                                    INCOME FUNDS
                                            Pilgrim Government Securities Income
                                                             Pilgrim GNMA Income
                                                        Pilgrim Strategic Income
                                                              Pilgrim High Yield
                                                           Pilgrim High Yield II
                                                       Pilgrim High Total Return
                                                    Pilgrim High Total Return II
                                                           Pilgrim Global Income
                                                            Pilgrim Money Market


This prospectus contains important
information about investing in the
Pilgrim Funds. You should read it
carefully before you invest, and
keep it for future reference.
Please note that your investment:
is not a bank deposit, is not
insured or guaranteed by the FDIC,
the Federal Reserve Board or any
other government agency and is
affected by market fluctuations.
There is no guarantee that the
Funds will achieve their
objectives. As with all mutual
funds, the Securities and Exchange
Commission (SEC) has not approved
or disapproved these securities nor
has the SEC judged whether the
information in this prospectus is
accurate or adequate. Any
representation to the contrary is a
criminal offense.

                                                                   WHAT'S INSIDE
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[GRAPHIC]
OBJECTIVE      These pages contain a description of each of our Funds included in this prospectus, including its objective, investment strategy and risks.

[GRAPHIC]
INVESTMENT     You'll also find:
STRATEGY

               HOW THE FUND HAS PERFORMED.
               A chart that shows the Fund's financial performance for the past
[GRAPHIC]      ten years (or since inception, if shorter).
RISKS

               WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.
[GRAPHIC]
HOW THE
FUND HAS
PERFORMED



AN INTRODUCTION TO THE PILGRIM FUNDS                                       1
Funds At A Glance                                                          2

INCOME FUNDS
Pilgrim Government Securities Income                                       4
Pilgrim GNMA Income                                                        6
Pilgrim Strategic Income                                                   8
Pilgrim High Yield                                                        10
Pilgrim High Yield II                                                     12
Pilgrim High Total Return                                                 14
Pilgrim High Total Return II                                              16
Pilgrim Global Income                                                     18
Pilgrim Money Market                                                      20

WHAT YOU PAY TO INVEST                                                    22
SHAREHOLDER GUIDE                                                         26
MANAGEMENT OF THE FUNDS                                                   33
DIVIDENDS, DISTRIBUTIONS AND TAXES                                        35
MORE INFORMATION ABOUT RISKS                                              36
FINANCIAL HIGHLIGHTS                                                      39
WHERE TO GO FOR MORE INFORMATION                                      Back cover

                                                             INTRODUCTION TO THE
                                                                   PILGRIM FUNDS
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

[GRAPHIC]

If you have any questions about the Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.



This prospectus is designed to help you make informed decisions about your investments.

INCOME FUNDS

     Pilgrim offers both aggressive and conservative Income Funds.

     They may suit you if you:

     *   want a regular stream of income.

     Income Funds other than the Money Market Fund may suit you if you:

     *   want greater growth potential than a money market fund

     *   are willing to accept more risk than a money market fund.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

------
Funds
At A
Glance
------

This table is a summary of the objectives, main investments and risks of each Pilgrim Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 4.

           FUND                                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

Income   Government Securities Income Fund     High current income, consistent with liquidity and
Funds    Adviser: Pilgrim Investments, Inc.    preservation of capital

         GNMA Income Fund                      High current income, consistent with liquidity and
         Adviser: Pilgrim Investments, Inc.    safety of principal

         Strategic Income Fund                 Maximum total return
         Adviser: Pilgrim Investments, Inc.

         High Yield Fund                       High current income, with capital appreciation as a
         Adviser: Pilgrim Investments, Inc.    secondary objective

         High Yield Fund II                    High level of current income and capital growth
         Adviser: Pilgrim Investments, Inc.

         High Total Return Fund                High income and capital appreciation
         Adviser: Pilgrim Investments, Inc.

         High Total Return Fund II             High income and capital appreciation
         Adviser: Pilgrim Investments, Inc.

         Global Income Fund                    High current income, with capital appreciation
         Adviser: Pilgrim Investments, Inc.    as a secondary objective

         Money Market Fund                     High current income consistent with the preservation
         Adviser: Pilgrim Investments, Inc.    of capital and liquidity

MAIN INVESTMENTS    MAIN RISKS
--------------------------------------------------------------------------------

Securities issued or guaranteed by      Credit, interest rate, prepayment and other risks that
the U.S. Government and certain of      accompany an investment in government bonds and
its agencies or instrumentalities       mortgage related investments. Generally has less credit
                                        risk than the other income funds.

Mortgage-backed GNMA Certificates       Credit, interest rate, prepayment and other risks that
that are guaranteed as to the           accompany an investment in government bonds and
timely payment of principal and         mortgage related investments. Generally has less credit
interest by the U.S. Government.        risk than the other income funds.

Investment grade and high yield         Credit, interest rate, prepayment and other risks that
debt securities                         accompany an investment in debt securities, including
                                        high yield debt securities. May be sensitive to credit
                                        risk during economic downturns.

High yield debt securities              Credit, interest rate and other risks that accompany an
                                        investment in lower-quality debt securities. Particularly
                                        sensitive to credit risk during economic downturns.

High yield debt securities,             Credit, liquidity, interest rate and other risks that
including those in the lowest           accompany an investment in lower-quality debt
ratings, as well as equities and        securities. Particularly sensitive to credit risk
foreign securities                      during economic downturns. May also present price
                                        volatility from equity exposure, and foreign
                                        securities. May be sensitive to currency exchange
                                        rates, international political and economic conditions,
                                        and other risks.

High yield debt securities,             Credit, liquidity, interest rate and other risks that
including those in the lowest           accompany an investment in lower-quality debt
ratings, and foreign securities         securities. Particularly sensitive to credit risk
                                        during economic downturns. Foreign securities may be
                                        sensitive to currency exchange rates, international
                                        political and economic conditions, and other risks.

High yield debt securities,             Credit, liquidity, interest rate and other risks that
including those in the lowest           accompany an investment in lower-quality debt
ratings, and foreign securities         securities. Particularly sensitive to credit risk
                                        during economic downturns. Foreign securities may be
                                        sensitive to currency exchange rates, international,
                                        political and economic conditions, and other risks.

Foreign and domestic high yield,        Credit, liquidity, interest rate and other risks that
lower rated or unrated debt             accompany an investment in lower-quality debt
securities.                             securities. Particularly sensitive to credit risk
                                        during economic downturns. May also present price
                                        volatility from foreign securities. May be sensitive to
                                        currency exchange rates, international political and
                                        economic conditions, and other risks.

Shares of another investment            Credit, interest rate and other risks that accompany an
company whose main investments          investment in government bonds and mortgage related
incudes short-term securities           investments. Presents less credit and interest rate
issued or guaranteed by the U.S.        risk than the other income funds.
Government and certain of its
agencies and instrumentalities.

------
Income
Funds
------

                                                                         ADVISER
PILGRIM GOVERNMENT SECURITIES INCOME FUND              Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks high current income, consistent with liquidity and preservation of capital.

INVESTMENT STRATEGY [GRAPHIC]

The Fund normally invests at least 70% of its total assets in securities issued or guaranteed by the U.S. Government and the following agencies or instrumentalities of the U.S. Government: the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC). Such securities include direct obligations of the U.S. Treasury and mortgage-backed securities. The Fund may fall below the 70% threshold due to changes in the value of the Fund's holdings or the sale of securities to meet redemptions, in which case the Fund will purchase only U.S. Government securities until the 70% level is restored. The remainder of the Fund's assets may be invested in securities issued by other agencies and instrumentalities of the U.S. Government and in instruments collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The foregoing policies are fundamental and may not be changed without shareholder approval.

The Fund may invest in securities of any maturity; however, the Fund is expected to have a dollar-weighted average duration within a range of 20% above or below that of the Lehman Intermediate Treasury Index. As of February 29, 2000, the dollar-weighted average duration of the Lehman Intermediate Treasury Index was
2.87 years. The adviser determines the composition of the Fund's portfolio on the basis of its judgment of existing market conditions, such as the general direction of interest rates, trends in creditworthiness, expected inflation, supply and demand of fixed income securities, and other factors. The Fund may enter into reverse repurchase agreements, dollar roll transactions or pairing off transactions. The Fund does not invest in highly leveraged derivatives, such as swaps, interest-only or principal-only stripped mortgage-backed securities, or interest rate futures contracts.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. This Fund may be particularly sensitive to interest rates because it primarily invests in U.S. government securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to less credit risk than the other income funds because it principally invests in debt securities issued or guaranteed by the U.S. Government, its agencies and government sponsored enterprises.

Prepayment Risk -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

4        Pilgrim Government Securities Income Fund

                                      PILGRIM GOVERNMENT SECURITIES INCOME FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)

1990    1991    1992    1993     1994    1995    1996    1997    1998    1999
----    ----    ----    ----     ----    ----    ----    ----    ----    ----

8.03    11.90   7.46    4.71(8)  -3.61   14.51   2.56    7.85    5.61    -1.17

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

3rd quarter 1992: up 4.70%

1st quarter 1994: down 2.66%

The Fund's year-to-date total return as of June 30, 2000 was up 2.99%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Lehman Brothers Government/Mortgage Index and the Lehman Brothers Intermediate Treasury Index.

Average Annual Total Returns(2)

                                                         Lehman        Lehman
                                                         Gov't/     Intermediate
                              Class    Class    Class   Mortgage      Treasury
                              A(3)     B(4)     M(5)    Index(6)      Index(7)
                              ----     ----     ----    --------      --------
One year, ended
December 31, 1999       %     -5.86    -6.56    -4.86     1.93          0.49

Five years, ended
December 31, 1999       %      4.73      N/A      N/A     8.08          6.93

Ten years, ended
December 31, 1999(8)    %      5.14      N/A      N/A     7.87          7.07

Since inception of
Classes B and M(9)      %       N/A     3.18     3.08     6.63          5.77(10)

----------
(2) Class C and T shares of the Fund did not have a full year's performance during the year ended December 31, 1999.
(3)  Reflects deduction of sales charge of 4.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2% respectively for 1 year and since inception returns.
(5)  Reflects deduction of sales charge of 3.25%.
(6) The Lehman Brothers Government/Mortgage Index is an unmanaged index that measures the performance of U.S. Government agencies and instrumentalities, as well as mortgage pass-through instruments issued by FNMA, FHLMC and GNMA.
(7) The Lehman Brothers Intermediate Treasury Index is an unmanaged index that measures the performance of U.S. Treasuries with maturities of under 10 years. Information on the Lehman Intermediate Index is presented because effective May 24, 1999, the Fund seeks an average portfolio duration within +/-20% of the duration of that Index. Previously, the Fund's average portfolio maturity was generally longer.
(8) The Fund earned income and realized capital gains as a result of entering into reverse repurchase agreements during the six-month period from July to December 1992 that caused the Fund to exceed its 10% investment restriction on borrowing. Therefore, the Fund's performance was higher than it would have been had the Fund adhered to its borrowing restriction.
(9)  Classes B and M commenced operations on July 17, 1995.
(10) Index return is for period beginning July 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                 Pilgrim Government Securities Income Fund     5

------
Income
Funds
------

                                                                         ADVISER
PILGRIM GNMA INCOME FUND                               Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund's investment objective is to seek a high level of current income, consistent with liquidity and safety of principal, through investment primarily in Government National Mortgage Association ("GNMA") mortgage-backed securities (also known as "GNMA Certificates") that are guaranteed as to the timely payment of principal and interest by the United States Government.

INVESTMENT STRATEGY [GRAPHIC]

Under normal conditions, the Fund will invest at least 80% of the value of its total assets in GNMA ("Ginnie Mae") Certificates. The remaining assets of the Fund will be invested in other securities issued or guaranteed by the U.S. Government, including U.S. Treasury securities.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Prepayment Risk -- Through investment in GNMA securities, the Fund may expose you to certain risks which may cause you to lose money. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of GNMA securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund's yields will decline correspondingly.

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. This Fund may be particularly sensitive to interest rates because it primarily invests in U.S. government securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to less credit risk than the other income funds because it principally invests in debt securities issued or guaranteed by the U.S. Government, its agencies and government sponsored enterprises.

Please refer to the statement of additional information for a complete description of GNMA Certificates and Modified Pass Through GNMA Certificates. The Fund intends to use the proceeds from principal payments to purchase additional GNMA Certificates or other U.S. Government guaranteed securities.

6    Pilgrim GNMA Income Fund

                                                       PILGRIM GNMA INCOME FUND
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HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

1990    1991    1992    1993     1994    1995    1996    1997    1998    1999
----    ----    ----    ----     ----    ----    ----    ----    ----    ----

9.23   15.75    5.19    8.06    -2.07   15.91    5.71    10.20   7.52    0.58

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

Best and worst quarterly performance during this period:

3rd quarter 1991: up 5.85%

1st quarter 1994: down -2.42%

The Fund's year-to-date total return as of June 30, 2000 was up 3.85%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Mortgage-Backed Securities Index.

Average Annual Total Returns
                                               Lehman Brothers
                                               Mortgage-Backed
                           Class A(3)(4)     Securities Index(5)
                           -------------     -------------------
One year, ended
December 31, 1999      %       -4.20                1.86

Five years, ended
December 31, 1999      %        6.83                7.98

Ten years, ended
December 31, 1999      %        6.95                7.78

----------
(3) This table shows the performance of the Class A shares of the Fund. Class B and Class C shares were not offered during the period ended December 31, 1999.
(4)  Reflects deduction of sales charge of 4.75%.
(5) The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index comprised of 520 mortgage backed securities with an average yield of 7.58%. The average coupon of the index is 6.85%. This index is typically used as a benchmark for intermediate-term bond funds.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                   Pilgrim GNMA Income Fund    7

------
Income
Funds
------

                                                                         ADVISER
PILGRIM STRATEGIC INCOME FUND                          Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks maximum total return.

INVESTMENT STRATEGY [GRAPHIC]

Under normal conditions, the Fund invests at least 60% of its total assets in debt securities issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities that are rated in one of the top four categories by a nationally recognized statistical rating agency, or of comparable quality if unrated. These securities include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The Fund may invest up to 40% of its total assets in high yield debt securities, commonly known as "junk bonds." There is no minimum credit rating for high yield debt securities in which the Fund may invest. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may invest in debt securities of any maturity; however, the average portfolio duration of the Fund will generally range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques. The Fund does not invest in interest-only or principal-only stripped mortgage-backed securities.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Trustees has approved the reorganization of the Fund into Pilgrim High Yield Fund. You could therefore ultimately hold shares of that fund.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments.

Prepayment Risk -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

Inability to Sell Securities -- high yield securities may be less liquid than higher quality investments. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

8    Pilgrim Strategic Income Fund

                                                  PILGRIM STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

1990    1991    1992    1993     1994    1995    1996    1997    1998    1999
----    ----    ----    ----     ----    ----    ----    ----    ----    ----
                                                                         -1.16

----------
(1) These figures are as of December 31, 1999. They do not reflect sales charges and would be lower if they did.
(2)  Prior to May 24, 1999 a different adviser managed the Fund.

Best and worst quarterly performance during this period:

4th quarter 1999: up 0.81%

2nd quarter 1999: down 1.23%

The Fund's year-to-date total return as of June 30, 2000 was up 3.29%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Aggregate Bond Index.

Average Annual Total Returns
                                                                  Lehman
                                                                 Aggregate
                               Class      Class       Class         Bond
                               A(3)        B(4)       C(5)        Index(6)
                               ----        ----       ----        --------
One year, ended
December 31, 1999         %    -5.83       -6.15       -2.46        -0.82

Since inception of
Classes A, B, and C (7)   %    -1.74       -1.29        1.31         2.37

----------
(3)  Reflects deduction of sales charge of 4.75%.
(4) Reflects deduction of a deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.
(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of fixed income securities that are similar, but not identical, to those in the Fund's portfolio.
(7)  Classes A, B and C commenced operations on July 27, 1998.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                             Pilgrim Strategic Income Fund     9

------
Income
Funds
------

                                                                         ADVISER
PILGRIM HIGH YIELD FUND                                Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks a high level of current income, with capital appreciation as a secondary objective.

INVESTMENT STRATEGY [GRAPHIC]

The Fund normally invests at least 65% of its assets in high yield debt securities, including preferred stock and convertible securities, that do not in the opinion of the adviser involve undue risk relative to their expected return. High yield securities, which are commonly known as "junk bonds," are securities that are rated below investment grade, i.e., rated lower than Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's, or of comparable quality if not rated. Generally, the Fund will invest in securities rated lower than B by Moody's or S&P only when the adviser believes the financial condition of the issuer or other available protections reduce the risk to the Fund or that there is greater value in the securities than is reflected in their prevailing market price. There is no minimum credit rating for high yield securities in which the Fund may invest. The Fund may invest in debt securities of any maturity. In selecting securities for the Fund, preservation of capital is a consideration.

The remainder of the Fund's assets may be invested in common stocks, investment grade preferred stocks, investment grade debt obligations of all types, U.S. Government securities, warrants, money market instruments (including repurchase agreements on U.S. Government securities), mortgage-related securities and participation interests and assignments in floating rate loans and notes. The Fund may also invest up to 10% of its assets in foreign debt securities of any rating. The Fund may invest in financial futures and related options to attempt to hedge risk, although the Fund has not invested in such instruments since Pilgrim Investments, Inc. became the adviser in 1995 through the date of this prospectus.

In selecting equity securities, the portfolio managers use a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

Differences Between the Fund and High Yield Fund II -- While both Funds invest primarily in high yield securities, the High Yield Fund normally emphasizes bonds with stronger credit ratings in the high yield bond universe. Thus, of the two Funds, High Yield Fund II normally presents the potential for higher income, but with potentially higher credit risk and volatility.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

The Fund is subject to risks associated with investing in lower rated debt securities. You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income mutual funds because it invests in high yield (or "junk bond") debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns. The Fund is also subject to credit risk through its investment in floating rate loans.

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Prepayment Risk -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

Inability to Sell Securities -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial. A security whose credit rating has been lowered may be particularly difficult to sell.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

Price Volatility -- Equity securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks, securities depositories or exchanges than those in the U.S., and foreign controls on investment.

10   Pilgrim High Yield Fund

                                                         PILGRIM HIGH YIELD FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)

1990    1991    1992    1993     1994    1995    1996    1997    1998    1999
----    ----    ----    ----     ----    ----    ----    ----    ----    ----
-9.49   29.44  16.19    18.52    -1.55   17.71   15.76   14.98   -2.96   -1.14

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

1st quarter 1991: up 14.83%

3rd quarter 1998: down 7.91%

The Fund's year-to-date total return as of June 30, 2000 was down 3.18%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.

Average Annual Total Returns(2)
                                                                       Lehman
                                                                     High Yield
                                                                        Bond
                           Class A(3)    Class B(4)    Class M(5)     Index(6)
                           ----------    ----------    ----------     --------
One year, ended
December 31, 1999      %     -5.86         -6.35         -4.92          2.39

Five years, ended
December 31, 1999      %      7.44           N/A           N/A          9.31

Ten years, ended
December 31, 1999      %      8.56           N/A           N/A         10.72

Since inception(7)     %       N/A          5.72          5.51          7.41

----------
(2) Class C shares of the Fund did not have a full year's performance during the year ended December 31, 1999.
(3)  Reflects deduction of sales charge of 4.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2% respectively for 1 year and since inception returns.
(5)  Reflects deduction of a sales charge of 3.25%.
(6) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Fund's portfolio.
(7)  Classes B and M commenced operations on July 17, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                 Pilgrim High Yield Fund      11

------
Income
Funds
------

                                                                         ADVISER
PILGRIM HIGH YIELD FUND II                             Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks a high level of current income and capital growth.

INVESTMENT STRATEGY [GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in high yield, lower rated debt securities, which are commonly referred to as "junk bonds," and convertible securities rated below investment grade (i.e., lower than the four highest rating categories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. Securities may bear rates that are fixed, variable or floating. The Fund may invest up to 35% of its total assets in equity securities of U.S. and foreign companies, including securities of companies in emerging markets. In selecting equity securities, the portfolio managers use a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

The Fund is not restricted to investments in companies of any particular size, but currently intends to invest principally in companies with market capitalization above $100 million at the time of purchase. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques or to help seek the Fund's investment objectives.

Differences Between the Fund and High Yield Fund

While both Funds invest primarily in high yield securities, the High Yield Fund normally emphasizes bonds with stronger credit ratings in the high yield bond universe. Thus, of the two Funds, High Yield Fund II normally presents the potential for higher income, but with potentially higher credit risk and volatility.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income mutual funds because it invests in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long term maturities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Prepayment Risk -- the Fund may invest in mortgage-related securities, which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

Inability to Sell Securities -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Risk of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

Price Volatility -- equity securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer.

12   Pilgrim High Yield Fund II

                                                      PILGRIM HIGH YIELD FUND II
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

Year by Year Total Returns (%)(1)(2)

1990    1991    1992    1993     1994    1995    1996    1997    1998    1999
----    ----    ----    ----     ----    ----    ----    ----    ----    ----
                                                         21.05   4.17    6.12

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999 a different adviser managed the Fund. The figure shown for the year 1999 provides performance for the Class A shares of the Fund. The figures shown for the years 1997 and 1998 provide performance for Institutional Class shares of the Fund, revised to reflect the higher expenses of Class A shares.

Best and worst quarterly performance during this period:

3rd quarter 1997: up 8.30%

3rd quarter 1998: down 7.14%

The Fund's year-to-date total return as of June 30, 2000 was up 2.26%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston High Yield Index.

Average Annual Total Returns(3)

                                                                       First
                                                                       Boston
                                                                        High
                              Class    Class   Class   Institutional    Yield
                               A(4)    B(5)    C(6)       Class(7)     Index(8)
                               ----    ----    ----       --------     --------
One year, ended
December 31, 1999         %    1.07    0.53    4.38         9.55        3.28

Since inception of
Classes A, B and C(9)     %   -0.18   -0.06    1.97          N/A        0.48(10)

Since inception of
Institutional Class(11)   %     N/A     N/A     N/A        13.63        6.90

----------
(3) Class T shares did not have a full year's performance as of December 31, 1999.
(4)  Reflects deduction of a sales charge of 4.75%.
(5) Reflects deduction of a deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.
(6)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(7)  Institutional Class shares of the Fund are no longer offered.
(8) The First Boston High Yield Index is an unmanaged index that measures the performance of fixed income securities similar, but not identical, to those in the Fund's portfolio.
(9) Classes A, B and C commenced operations on March 27, 1998. Class T commenced operations on January 4, 2000.
(10) Index return is for period beginning March 31, 1998.
(11) Institutional Class shares of the Fund commenced operations on July 31, 1996.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                              Pilgrim High Yield Fund II      13

------
Income
Funds
------

                                                                         ADVISER
PILGRIM HIGH TOTAL RETURN FUND                         Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks high income and capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of any maturity of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. It may invest up to 50% of its assets in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the Fund invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25%, of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities, and mortgage-related or asset-backed debt securities.

The Fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.

In selecting equity securities, the portfolio managers use a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Changes in Interest Rates -- The Fund's performance is significantly affected by changes in interest rates. The value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with longer durations. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. The value of the Fund's high-yield and zero coupon securities are particularly sensitive to changes in interest rates.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to more credit risk than many other income mutual funds, because it invests in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true for bonds in the lowest rating category and unrated bonds, and during periods of economic uncertainty or economic downturns.

Prepayment Risk -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

Inability to Sell Securities -- high-yield securities may be less liquid than higher quality investments. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgement and may be more subjective than valuing securities using market quotes.

Risk of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund may invest in midcap and smallcap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

14   Pilgrim High Total Return Fund

                                                  PILGRIM HIGH TOTAL RETURN FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)

1990    1991    1992    1993     1994    1995    1996    1997    1998    1999
----    ----    ----    ----     ----    ----    ----    ----    ----    ----
                                 -8.57   21.17   15.70  11.44   -7.96   -13.23

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

3rd quarter 1997: up 7.40%

3rd quarter 1998: down 13.76%

The Fund's year-to-date total return as of June 30, 2000 was down 1.96%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.

Average Annual Total Returns
                                                                        Lehman
                                                                      High Yield
                                                                         Bond
                                   Class A(2)  Class B(3)  Class C(4)  Index(5)
                                   ----------  ----------  ----------  --------
One year, ended
December 31, 1999               %   -17.28       -17.97      -14.80      2.39

Five years, ended
December 31, 1999               %     3.51         3.47        3.83      9.31

Since inception of Class A(6)   %     1.82          N/A         N/A      7.61(7)

Since inception of Class B(6)   %      N/A         0.83         N/A      7.24(8)

Since inception of Class C(6)   %      N/A          N/A        1.35      8.23(9)

----------
(2)  Reflects deduction of sales charge of 4.75%.
(3) Reflects deduction of deferred sales charge of 5%, 2%, and 1%, respectively, for 1 year, 5 year, and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Fund's portfolio.
(6) Class A commenced operations on November 8, 1993. Classes B and C commenced operations on February 9, 1994 and March 21, 1994, respectively.
(7)  Index return is for period beginning November 1, 1993.
(8)  Index return is for period beginning February 1, 1994.
(9)  Index return is for period beginning April 1, 1994.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                          Pilgrim High Total Return Fund      15

------
Income
Funds
------

                                                                         ADVISER
PILGRIM HIGH TOTAL RETURN FUND II                      Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks high income and capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. It may invest up to 50% of its assets in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the Fund invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25%, of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities, and mortgage-related or asset-backed debt securities.

The Fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments. In selecting equity securities, the portfolio managers use a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Changes in Interest Rates -- The Fund's performance is significantly affected by changes in interest rates. The value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with longer maturities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. The value of the Fund's high yield and zero coupon securities are particularly sensitive to changes in interest rates.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to more credit risk than many other income mutual funds, because it invests in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true for bonds in the lowest rating catergories and unrated bonds, and during periods of economic uncertainty or economic downturns.

Inability to Sell Securities -- high yield securities may be less liquid than higher quality investments. An unrated bond, a bond in the lowest rating catorgories, or a security whose credit rating has been lowered may be particularly difficult to sell. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Prepayment Risk -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

Risk of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

16   Pilgrim High Total Return Fund II

                                               PILGRIM HIGH TOTAL RETURN FUND II
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)

1990    1991    1992    1993     1994    1995    1996    1997    1998    1999
----    ----    ----    ----     ----    ----    ----    ----    ----    ----
                                                                -2.93   -13.86

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

2nd quarter 1997: up 8.89%

4th quarter 1999: down 10.31%

The Fund's year-to-date total return as of June 30, 2000 was down 4.48%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.

Average Annual Total Returns

                                                                 Lehman
                                                               High Yield
                                                                  Bond
                        Class A(2)   Class B(3)   Class C(4)    Index(5)
                        ----------   ----------   ----------    --------
One year, ended
December 31, 1999    %    -17.90       -18.37       -15.24        2.39

Since inception(6)   %     -1.77        -1.63        -0.75        5.37

----------
(2)  Reflects deduction of sales charge of 4.75%.
(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Fund's portfolio.
(6)  The Fund commenced operations on January 31, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                       Pilgrim High Total Return Fund II      17

------
Income
Funds
------

                                                                         ADVISER
PILGRIM GLOBAL INCOME FUND                             Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund invests in a combination of foreign and domestic high-yield, lower rated or unrated debt securities.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests in a variety of foreign and domestic high yield, lower rated or unrated debt securities.

The Fund, under normal conditions, invests substantially all of its assets in lower rated or unrated debt securities of domestic companies, companies in developed foreign countries, and companies in emerging markets. The credit quality of the foreign debt securities which the Fund intends to buy is generally equal to U.S. corporate debt securities known as "junk bonds". The debt securities in which the Fund invests consist of bonds, notes, debentures and other similar instruments. The Fund may invest in debt securities issued by foreign governments, their agencies and instrumentalities, central banks, commercial banks and other corporate entities. The Fund may invest up to 100% of its total assets in domestic and foreign debt securities that are rated below investment grade or are of comparable quality. The Fund may also invest in securities that are in default as to payment of principal and/or interest, and bank loan participations and assignments.

The Fund's investment strategy stresses diversification to help reduce the Fund's price volatility. Global fixed income securities are divided into four categories. The categories reflect whether the securities are U.S. dollar denominated or not and whether borrowers are in developed markets or emerging markets. The Fund then seeks to select the best values in each of these four segments. The balance the Fund maintains between these sectors attempts to limit the price volatility.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds because it invests in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long term maturities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Inability to Sell Securities -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Non-Diversification Risk -- The Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.

18   Pilgrim Global Income Fund

                                                      PILGRIM GLOBAL INCOME FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)(3)

1990    1991    1992    1993     1994    1995    1996    1997    1998    1999
----    ----    ----    ----     ----    ----    ----    ----    ----    ----
6.62    10.03   6.51    10.90   -6.52   20.10    13.33   5.00    8.21    -0.31

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.
(3) Prior to December 31, 1994, the Fund operated under a different investment objective.

Best and worst quarterly performance during this period:

2nd quarter 1995: up 8.76%

1st quarter 1994: down -6.61%

The Fund's year-to-date total return as of June 30, 2000 was down 0.54%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Global Bond Index.

Average Annual Total Returns

                                               Lehman Brothers
                                                 Global Bond
                             Class A(4)(5)        Index(6)
                             -------------        --------
One year, ended
December 31, 1999     %          -5.05             -0.99

Five years, ended
December 31, 1999     %           7.98              7.88

Ten years, ended
December 31, 1999     %           6.64              8.51

----------
(4) This table shows the performance of the Class A shares of the Fund. Class B and Class C shares were not offered during the period ended December 31, 1999.
(5)  Reflects deduction of sales charge of 4.75%.
(6) The Lehman Brothers Global Treasury Index is an unmanaged index that is comprised of 19 countries with an average maturity of 7.46%. The index is overweighted in the U.S. and Japan, 27% and 25%, respectively. The average coupon is 5.37%. The index returns are calculated in three ways: U.S. Dollar, hedged U.S. Dollar, and local returns (local currencies). The modified adjusted duration of the index is 5.5 years.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               Pilgrim Global Income Fund     19

------
Income
Funds
------

                                                                         ADVISER
PILGRIM MONEY MARKET FUND                              Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests all of its assets in Class A shares of the Primary Institutional Fund, a series of Reserve Institutional Trust, a registered open-end management investment company, rather than directly in a portfolio of securities. In turn, the Primary Institutional Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. This structure is different from that of other Pilgrim Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.

The Primary Institutional Fund seeks to achieve its investment objective by investing in instruments issued by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"); high quality deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic, foreign banks and foreign branches of foreign banks, savings and loan associations and savings banks; other short-term instruments of similar quality; and instruments fully collateralized by such obligations. The dollar weighted average portfolio maturity of the Fund will not exceed 90 days.

The Primary Institutional Fund may invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation. The Primary Institutional Fund may also invest in obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars). Investment in foreign banks will be limited to those located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Primary Institutional Fund's investment adviser, are of comparable quality to the obligations of U.S. banks which may be purchased by the Primary Institutional Fund. The Primary Institutional Fund may also invest in municipal obligations, the interest on which is not exempt from federal income taxation.

The Primary Institutional Fund may also engage in repurchase agreements and periodically lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. Government or its agencies or instrumentalities (or any combination thereof). The value of the securities loaned cannot exceed 25% of the Primary Institutional Fund's total assets.

The Primary Institutional Fund may invest, without limitation, in U.S. Government Securities and in instruments secured or collateralized by U.S. Government Securities. The Primary Institutional Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven (7) days after notice and will not concentrate more than 25% of its total assets in securities of issuers in a single industry, except that it may invest more than 25% of its assets in bank obligations. In addition, the Primary Institutional Fund will not invest more than 5% of its assets in the securities of any single issuer (except U.S. Government Securities or repurchase agreements). The Primary Institutional Fund may borrow money for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets.

The Primary Institutional Fund uses the amortized cost method of valuation to help the Fund maintain a stable $1.00 share price. Of course, there is no guarantee that the Fund will be able to maintain a $1.00 share price.

Since the Fund invests substantially all of its assets in another investment company, the fund could be considered a feeder fund in an arrangement resembling a master/feeder structure.

Investment of the Fund's assets in the Class A shares of the Primary Institutional Fund is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment in the Primary Institutional Fund.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

The Fund is subject to the risks associated with investing in debt securities.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may be affected by these other risks by virtue of its investment in the Primary Institutional Fund:

Changes in Interest Rates -- money market funds like the Fund are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. Still, the value of the Fund's investment may fall when interest rates rise.

Credit Risk -- money market funds like the Fund are subject to less credit risk than other income funds because they invest in short-term debt securities of the highest quality. Still, the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

U.S. Government Securities -- some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government Securities may be subject to price declines in the securities due to changing interest rates. If an obligation, such as obligations issued by the Federal National Mortgage

20   Pilgrim Money Market Fund

                                                       PILGRIM MONEY MARKET FUND
--------------------------------------------------------------------------------

Association, the Student Loan Marketing Association, the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation is supported only by the credit of the agency or instrumentality issuing the obligation, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Securities directly supported by the full faith and credit of the United States have less credit risk.

Risk of Concentration in Banking Obligations -- the risks of concentrating in investments in the banking industry include credit risk, interest rate risks, and regulatory risk (the impact of state or federal legislation and regulations).

Because the Fund invests all of its assets in another registered management investment, company, the Fund and its shareholders will bear the investment advisory fees and expenses of the Fund and the other registered management investment company in which it invests with the result that the Fund's expenses may be higher than those of other money market funds which invest directly in money market instruments. The Fund is also designed for investors who desire a short-term investment and may not be appropriate for those investors desiring a long-term investment.

--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

This Fund does not have a performance history because it was formed on July 1, 1999.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                Pilgrim Money Market Fund     21

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the Pilgrim Funds.

Fees You Pay Directly

                                         Class A   Class B   Class C(1)   Class M(1)   Class T(2)
                                         -------   -------   ----------   ----------   ----------
Maximum sales charge on your investment
 (as a % of offering price) %
Income Funds (except Money Market)       4.75(3)     none       none        3.25(3)       none
Money Market Fund                        none        none       none         N/A           N/A

Maximum deferred sales charge (as a
  % of purchase or sales price,
  whichever is less)
Income Funds (including Money Market)    none(4)     5.00(5)    1.00(6)     none          4.00(7)

----------
(1)  Not all Funds offer Classes C and M. Please see page 27.
(2) Class T shares are available only for certain exchanges or reinvestment of dividends. Please see page 26.
(3)  Reduced for purchases of $50,000 and over. Please see page 27.
(4) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 27.
(5) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 27.
(6)  Imposed upon redemption within 1 year from purchase.
(7) Imposed upon redemption within 4 years from purchase. The fee has scheduled reductions after the first year. Please see page 27.

Operating Expenses Paid Each Year by the Funds(1)
(as a % of average net assets)

Class A

                                                    Distribution                 Total
                                                    and Service                  Fund       Fee Waiver
                                       Management     (12b-1)        Other     Operating        by          Net
Fund                                      Fee          Fees       Expenses(2)   Expenses    Adviser(3)   Expenses
----                                      ---          ----       -----------   --------    ----------   --------
Government Securities Income(4)   %      0.50         0.25           0.65         1.40            --        1.40
GNMA Income                       %      0.54         0.25           0.38         1.17            --        1.17
Strategic Income                  %      0.45         0.35           0.67         1.47         -0.52        0.95
High Yield                        %      0.60         0.25           0.27         1.12         -0.02        1.10
High Yield II(4)                  %      0.60         0.35           0.32         1.27         -0.17        1.10
High Total Return(5)              %      0.60         0.30           0.33         1.23            --        1.23
High Total Return II(5)           %      0.60         0.30           0.35         1.25            --        1.25
Global Income                     %      1.00         0.25           0.51         1.76            --        1.76
Money Market                      %      0.25         0.25           0.75         1.25            --        1.25

Class B(6)

                                                    Distribution                 Total
                                                    and Service                  Fund       Fee Waiver
                                       Management     (12b-1)        Other     Operating        by          Net
Fund                                      Fee          Fees       Expenses(2)   Expenses    Adviser(3)   Expenses
----                                      ---          ----       -----------   --------    ----------   --------
Government Securities Income(4)   %      0.50          1.00          0.65         2.15            --       2.15
GNMA Income                       %      0.54          1.00          0.38         1.92            --       1.92
Strategic Income                  %      0.45          0.75          0.67         1.87         -0.52       1.35
High Yield                        %      0.60          1.00          0.27         1.87         -0.02       1.85
High Yield II(4)                  %      0.60          1.00          0.32         1.92         -0.17       1.75
High Total Return(5)              %      0.60          1.00          0.35         1.95            --       1.95
High Total Return II(5)           %      0.60          1.00          0.36         1.96            --       1.96
Global Income                     %      1.00          1.00          0.51         2.51            --       2.51
Money Market                      %      0.25          1.00          0.75         2.00            --       2.00

22   What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Operating Expenses Paid Each Year by the Funds(1)
(as a % of average net assets)

Class C(7)

                                                  Distribution                 Total
                                                  and Service                  Fund       Fee Waiver
                                     Management     (12b-1)        Other     Operating        by          Net
Fund                                    Fee          Fees       Expenses(2)   Expenses    Adviser(3)   Expenses
----                                    ---          ----       -----------   --------    ----------   --------
Government Securities Income(4)   %     0.50         1.00          0.65         2.15            --       2.15
GNMA Income                       %     0.54         1.00          0.38         1.92            --       1.92
Strategic Income                  %     0.45         0.75          0.67         1.87         -0.52       1.35
High Yield                        %     0.60         1.00          0.27         1.87         -0.02       1.85
High Yield II(4)                  %     0.60         1.00          0.32         1.92         -0.17       1.75
High Total Return(5)              %     0.60         1.00          0.36         1.96            --       1.96
High Total Return II(5)           %     0.60         1.00          0.37         1.97            --       1.97
Global Income                     %     1.00         1.00          0.51         2.51            --       2.51
Money Market                      %     0.25         1.00          0.75         2.00            --       2.00

Class M

                                                  Distribution                 Total
                                                  and Service                  Fund       Fee Waiver
                                     Management     (12b-1)        Other     Operating        by          Net
Fund                                    Fee          Fees       Expenses(2)   Expenses    Adviser(3)   Expenses
----                                    ---          ----       -----------   --------    ----------   --------
Government Securities Income(4)   %     0.50         0.75          0.65         1.90            --       1.90
High Yield                        %     0.60         0.75          0.27         1.62         -0.02       1.60

Class T(8)

                                                  Distribution                 Total
                                                  and Service                  Fund       Fee Waiver
                                     Management     (12b-1)        Other     Operating        by          Net
Fund                                    Fee          Fees       Expenses(2)   Expenses    Adviser(3)   Expenses
----                                    ---          ----       -----------   --------    ----------   --------
Government Securities Income(4)   %     0.50         0.65          0.65         1.80           --        1.80
 High Yield II(4)                 %     0.60         0.65          0.32         1.57        -0.17        1.40

----------
(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimates are based on each Fund's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed for each Fund except for GNMA Income Fund and Global Income Fund. For those Funds, estimated operating expenses are based on estimated contractual operating expenses commencing with Pilgrim Investments' management of these Funds.
(2) For the Strategic Income and High Yield II Funds, other expenses have been restated to reflect the elimination of certain administrative fees effective May 24, 1999.
(3) Pilgrim Investments has entered into expense limitation agreements with each Fund except Government Securities Income, High Total Return, and High Total Return II under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to Pilgrim Investments within three years. The amount of each Fund's expenses waived or reimbursed during the last fiscal year by Pilgrim Investments is shown under the heading "Fee Waiver by Adviser". For each Fund except Government Securities Income Fund, the expense limit will continue through at least October 31, 2001. Pilgrim Investments has separately agreed to reimburse Government Securities Income Fund to the extent that total Fund operating expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and distribution fees in excess of 0.25%, exceed 1.50% of the Fund's average daily net assets on the first $40 million in net assets and 1% of average daily net assets in excess of $40 million. The expense limit for Government Securities Income Fund will terminate only with termination of the advisory contract with Pilgrim Investments.
(4) Effective April 1, 2000, certain Pilgrim Funds merged with High Yield II and Government Securities Income Funds. It is expected that as a result of the mergers, operating expenses for High Yield II and Government Securities Income Funds will be lower than the operating expenses prior to the mergers.
(5) For the High Total Return Fund and High Total Return Fund II, the management fee shown reflects a fee waiver effective July 26, 2000. Absent the waiver, the management fees for the High Total Return Fund and High Total Return Fund II would be 0.71% and 0.75%, respectively.
(6) Because Class B shares are new for GNMA Income and Global Income Funds, their expenses are estimated based on Class A expenses.
(7) Because Class C shares are new for Government Securities Income, GNMA Income, High Yield and Global Income Funds, their expenses are estimated based on Class B expenses.
(8) Because Class T shares are new for High Yield II and Government Securities Income Funds, their expenses are estimated based on Class A expenses.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                   What You Pay to Invest     23

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples

The examples that follow are intended to help you compare the cost of investing in the Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

Class A

Fund                                 1 year   3 years     5 years     10 years
----                                 ------   -------     -------     --------
Government Securities Income     $     611       897       1,204        2,075
GNMA Income                      $     589       829       1,088        1,828
Strategic Income                 $     567       818       1,143        2,061
High Yield                       $     582       810       1,059        1,770
High Yield II                    $     582       826       1,107        1,907
High Total Return                $     594       847       1,119        1,893
High Total Return II             $     596       853       1,129        1,915
Global Income                    $     645     1,003       1,384        2,450
Money Market                     $     127       397         686        1,511

Class B

                                             If you sell your shares            If you don't sell your shares
                                    -------------------------------------   -------------------------------------
Fund                                1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
----                                ------   -------   -------   --------   ------   -------   -------   --------
Government Securities Income   $      718        973     1,354     2,292      218      673       1,154     2,292
GNMA Income                    $      695        903     1,237     2,048      195      603       1,037     2,048
Strategic Income               $      637        784     1,111     1,998      137      484         911     1,998
High Yield                     $      688        884     1,207     1,991      188      584       1,007     1,991
High Yield II                  $      678        869     1,204     2,046      178      569       1,004     2,046
High Total Return              $      698        969     1,252     2,088      198      612       1,052     2,088
High Total Return II           $      699        915     1,257     2,102      199      615       1,057     2,102
Global Income                  $      754      1,082     1,535     2,662      254      782       1,335     2,662
Money Market                   $      703        927     1,278     2,134      203      627       1,078     2,134

24   What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples

Class C

                                            If you sell your shares              If you don't sell your shares
                                     -------------------------------------   -------------------------------------
Fund                                 1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
----                                 ------   -------   -------   --------   ------   -------   -------   --------
Government Securities Income   $      318       673      1,154      2,483      218      673       1,154     2,483
GNMA Income                    $      295       603      1,037      2,243      195      603       1,037     2,243
Strategic Income               $      237       484        911      2,103      137      484         911     2,103
High Yield                     $      288       584      1,007      2,187      188      584       1,007     2,187
High Yield II                  $      278       569      1,004      2,215      178      569       1,004     2,215
High Total Return              $      299       615      1,057      2,285      199      615       1,057     2,285
High Total Return II           $      300       618      1,062      2,296      200      618       1,062     2,296
Global Income                  $      354       782      1,335      2,846      254      782       1,335     2,846
Money Market                   $      303       627      1,078      2,327      203      627       1,078     2,327

Class M

Fund                                 1 year    3 years     5 years     10 years
----                                 ------    -------     -------     --------
Government Securities Income   $      512        903        1,318        2,475
High Yield                     $      482        816        1,174        2,181

Class T

                                            If you sell your shares             If you don't sell your shares
                                    --------------------------------------- --------------------------------------
Fund                                1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
----                                ------   -------   -------   --------   ------   -------   -------   --------
Government Securities Income   $     583       766       975       2,011      183      566       975       2,011
High Yield II                  $     543       662       822       1,757      143      462       822       1,757

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                  What You Pay to Invest      25

SHAREHOLDER
GUIDE                                                     CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

PILGRIM PURCHASE OPTIONSTM

Depending upon the Fund, you may select from up to four separate classes of shares: Class A, Class B, Class C and Class M.

Class A

* Front-end sales charge, as described on the next page (except for Money Market Fund).

*    Distribution and service (12b-1) fees of 0.25% to 0.35%.

Class B

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution and service (12b-1) fees of 1% (0.75% for Strategic Income
     Fund).

*    A contingent deferred sales charge, as described on the next page.

* Automatic conversion to Class A shares after eight years, thus reducing future annual expenses. Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.

* Not offered by Global Corporate Leaders Fund, Worldwide Emerging Markets Fund, Troika Dialog Russia Fund, Gold Fund and Silver Fund.

Class C

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution and service (12b-1) fees of 1% (0.75% for Strategic Income
     Fund).

* A 1% contingent deferred sales charge on shares sold within one year of purchase.

* No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

* Not offered by Bank and Thrift Fund, Asia-Pacific Equity Fund, Global Corporate Leaders Fund, Worldwide Emerging Markets Fund, SmallCap Asia Growth Fund, Troika Dialog Russia Fund, Gold Fund and Silver Fund.

Class M

*    Lower front-end sales charge than Class A, as described on the next page.

*    Distribution and service (12b-1) fees of 0.75%.

* No automatic conversion to Class A shares, so annual expenses continue at the Class M level throughout the life of your investment.

* Offered only by MagnaCap Fund, LargeCap Leaders Fund, MidCap Value Fund, Asia-Pacific Equity Fund, Government Securities Income Fund and High Yield Fund.

Class T

* No longer available for purchase, unless you are investing income earned on Class T shares or exchanging Class T Shares of another Fund.

*    Distribution and service (12b-1) fees of 0.65 to 1% (varies by fund).

*    A contingent deferred sales charge, as described in this section.

* Automatic conversion to Class A shares after 8 years, thus reducing future annual expenses.

* Offered only by Growth Opportunities, SmallCap Opportunities, Government Securities Income, High Yield II, and Balanced.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A or Class M shares. Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

Distribution and Shareholder Service Fees

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

26   Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

Class A(1)

Class A shares of the Funds are sold subject to the following sales charge:

                           U.S. and International
                               Equity Funds,
                           Equity & Income Funds
                         and Precious Metals Funds          Income Funds
                         --------------------------   -------------------------
                          As a %                       As a %
                          of the       As a % of       of the       As a % of
                         offering         net         offering         net
Your Investment            price      asset value       price      asset value
---------------            -----      -----------       -----      -----------
Less than $50,000          5.75          6.10           4.75          4.99
$50,000 - $99,999          4.50          4.71           4.50          4.71
$100,000 - $249,999        3.50          3.63           3.50          3.63
$250,000 - $499,999        2.50          2.56           2.50          2.56
$500,000 - $1,000,000      2.00          2.04           2.00          2.04
$1,000,000 and over             See below                    See below

----------
(1) Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

Money Market Fund. There is no sales charge if you purchase Class A shares of Money Market Fund. However, if the Class A shares are exchanged for shares of another Pilgrim Fund, you will be charged the applicable sales load for that fund upon the exchange.

Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                           Period during which
     Your investment             CDSC          CDSC applies
     ---------------             ----          ------------
$1,000,000 to $2,499,999         1.00%            2 years
$2,500,000 to $4,999,999         0.50%            1 year
$5,000,000 and over              0.25%            1 year

However, Class A shares that were purchased in an amount of $1 million or more through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will be subject to a contingent deferred sales charge of 1% within one year from the date of purchase.

Class A shares that were purchased in an amount of $1 million or more through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge period of 18 months from the date of purchase. See the SAI for further information.

Class B, Class C and Class T

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

Class B Deferred Sales Charge(1)

                                 CDSC on shares
Years after purchase               being sold
--------------------               ----------
  1st year                              5%
  2nd year                              4%
  3rd year                              3%
  4th year                              3%
  5th year                              2%
  6th year                              1%
  After 6th year                     none

----------
(1) Class B shares that were purchased through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge. Please see the SAI for further information.

Class C Deferred Sales Charge

                                 CDSC on shares
Years after purchase               being sold
--------------------               ----------
1st year                                 1%
After 1st year                        none


Class T Deferred Sales Charge

                                 CDSC on shares
Years after purchase               being sold
--------------------               ----------
1st year                                4%
2nd year                                3%
3rd year                                2%
4th year                                1%
After 4th year                       none

To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

Class M

Class M shares of the Funds are sold subject to the following sales charge:

                               MagnaCap
                           LargeCap Leaders,              Government
                             MidCap Value,                Securities
                                 and                      Income and
                             Asia-Pacific                 High Yield
                             Equity Funds                   Funds
                        -----------------------      ----------------------
                         As a %       As a % of       As a %      As a % of
                         of the          net          of the         net
                        offering        asset        offering       asset
Your Investment           price         value         price         value
---------------           -----         -----         -----         -----
Less than $50,000         3.50%         3.63%         3.25%         3.36%
$50,000 - $99,999         2.50%         2.56%         2.25%         2.30%
$100,000 - $249,999       1.50%         1.52%         1.50%         1.52%
$250,000 - $499,999       1.00%         1.01%         1.00%         1.01%
$500,000 and over         none          none          none          none


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide      27

SHAREHOLDER GUIDE
                                                          CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

Sales Charge Reductions and Waivers

Reduced Sales Charges. You may reduce the initial sales charge on a purchase of Class A or Class M shares of the funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

Letter of Intent -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

Rights of Accumulation -- lets you add the value of shares of any open-end Pilgrim Fund (excluding the Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

Combination Privilege -- shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge.

See the Account Application or the Statement of Additional Information for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC Waivers. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

* redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

* for Class B Shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

* mandatory distributions from a tax-deferred retirement plan or an IRA. However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

* If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

Reinstatement Privilege. If you sell Class B, Class C or Class T shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B, Class C and Class T shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

Sales Charge Waivers. Class A or Class M shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the Statement of Additional Information.

28   Shareholder Guide

SHAREHOLDER
GUIDE                                                     HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

The minimum initial investment amounts for the Pilgrim Funds are as follows:

*    Non-retirement accounts: $1,000

*    Retirement accounts: $250

* Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. The Pilgrim Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000.00 ($250.00 for IRAs).

Retirement Plans

The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust -- Kansas City (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

                          Initial                      Additional
   Method                Investment                    Investment
   ------                ----------                    ----------
By Contacting        An investment
Your                 professional with an
Investment           authorized firm
Professional         can help you establish
                     and maintain your
                     account.

By Mail              Visit or consult an             Visit or consult an
                     investment                      investment
                     professional. Make              professional. Fill out
                     your check payable to           the Account Additions
                     the Pilgrim Funds and           form included on the
                     mail it, along with a           bottom of your account
                     completed Application.          statement along with
                     Please indicate your            your check payable to
                     investment professional         the Fund and mail
                     on the New Account              them to the address on
                     Application                     the account statement.
                                                     Remember to write
                                                     your account number
                                                     on the check.

By Wire              Call the Pilgrim                Wire the funds in the
                     Operations Department           same manner described
                     at (800) 336-3436 to            under "Initial
                     obtain an account               Investment."
                     number and indicate
                     your investment
                     professional on the
                     account.

                     Instruct your bank to
                     wire funds to the Fund
                     in the care of:

                     State Street Bank and
                     Trust -- Kansas City
                     ABA #101003621
                     Kansas City, MO
                     credit to: _____________
                     (the Fund) A/C #751-8315;
                     for further credit
                     to: ______________________
                     Shareholder
                     A/C #_____________________
                     (A/C # you received over
                     the telephone)
                     Shareholder Name:

                     --------------------------
                     (Your Name Here)

                     After wiring funds you
                     must complete the
                     Account Application
                     and send it to:
                     Pilgrim Funds
                     P.O. Box 219368
                     Kansas City, MO
                     64121-6368

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide      29

SHAREHOLDER
GUIDE                                                       HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $10,000.

*    Minimum withdrawal amount is $100.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the Statement of Additional Information.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

        Method                                Procedures
        ------                                ----------
By Contacting Your        You may redeem by contacting your
Investment Professional   investment professional. Investment
                          professionals may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

                          Pilgrim Funds
                          P.O. Box 219368
                          Kansas City, MO 64121-6368

                          If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --           You may redeem shares by telephone on all
Expedited Redemption      accounts other than retirement accounts,
                          unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing Agent at (800) 992-0180.

                          Receiving Proceeds By Check:
                          You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days.

                          Receiving Proceeds By Wire:
                          You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

30   Shareholder Guide

                                                                     SHAREHOLDER
TRANSACTION POLICIES                                                       GUIDE
--------------------------------------------------------------------------------

Net Asset Value

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the net asset value of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Money Market Fund. The Money Market Fund tries to maintain a stable NAV of $1.00 per share. Because the Primary Institutional Fund uses the amortized cost method of valuing the securities held by it and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the Primary Institutional Fund will remain constant at $1.00 per share. However, the Money Market Fund makes no assurance that either it or the Primary Institutional Fund can maintain a $1.00 net asset value per share.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

Telephone Orders

The Funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of a Fund for shares of the same class of any other Pilgrim Fund, except for Lexington Money Market Trust and Pilgrim Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the Pilgrim Money Market Fund for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. In addition, Class T shares of any Fund may be exchanged for Class B shares of the Pilgrim Money Market Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide      31

SHAREHOLDER
GUIDE                                                       TRANSACTION POLICIES
--------------------------------------------------------------------------------

gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The adviser may prohibit excessive exchanges (more than four per year). The adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

Systematic Exchange Privilege

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

32   Shareholder Guide

                                                                      MANAGEMENT
ADVISER                                                             OF THE FUNDS
--------------------------------------------------------------------------------

Pilgrim Investments, Inc. ("Pilgrim" or "Pilgrim Investments") serves as the investment adviser to each of the Funds. Pilgrim has overall responsibility for the management of the Funds. Pilgrim provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, Pilgrim is registered as an investment adviser. Pilgrim is an indirect wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar") (NYSE: RLR). Through its subsidiaries, ReliaStar offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products, and personal finance education.

Prior to April 30, 2000, Pilgrim Advisors, Inc. ("Pilgrim Advisors") served as investment adviser to certain of the Funds. On April 30, 2000, Pilgrim Advisors, an indirect wholly-owned subsidiary of ReliaStar, merged with Pilgrim Investments. Pilgrim Advisors and Pilgrim Investments were sister companies and shared certain resources and investment personnel.

Prior to July 26, 2000, Lexington Management Corporation ("Lexington") served as investment adviser to certain of the Funds. On July 26, 2000, ReliaStar acquired Lexington Global Asset Managers, Inc., the parent company of Lexington, and Pilgrim Investments was approved as Adviser to the Funds formerly advised by Lexington.

As of June 30, 2000, Pilgrim managed over $16.8 billion in assets.

Pilgrim's principal address is 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004.

Pilgrim receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

                                     Advisory
Fund                                   Fee
----                                   ---
Government Securities Income           0.50%
GNMA Income                            0.54
Strategic Income                       0.45
High Yield                             0.60
High Yield II                          0.60
High Total Return                      0.71
High Total Return II                   0.75
Global Income                          1.00
Money Market                           0.25

Pilgrim Directly Manages the Portfolios of the Following Funds:

GNMA Income Fund and Global Income Fund

Denis P. Jamison has served as Senior Portfolio Manager of GNMA Income Fund since July 1981 and Global Income Fund since July 1986.

Mr. Jamison serves as Senior Vice President and Senior Portfolio Manager of Pilgrim. He is a Chartered Financial Analyst and a member of the New York Society of Security Analysts. Prior to joining Pilgrim in 1981, Mr. Jamison spent nine years at Arnold Bernhard & Company, an investment counseling and financial services organization. At Bernhard, he was a Vice President supervising the security analyst staff and managing investment portfolios. He is a specialist in government, corporate and municipal bonds. Mr. Jamison graduated from the City College of New York with a B.A. in Economics.

Roseann G. McCarthy has served as co-manager of GNMA Income Fund since May 1999.

Ms. McCarthy is an Assistant Vice President of Pilgrim. Prior to joining the Fixed Income Department in 1997, she was Mutual Fund Marketing and Research Coordinator. Prior to 1995, Ms. McCarthy was Fund Statistician and a Shareholder Service Representative for the Lexington Funds. Ms. McCarthy is a graduate of Hofstra University with a B.B.A. in Marketing and has an M.B.A. in Finance from Seton Hall University.

High Total Return Fund and High Total Return Fund II

Kevin Mathews has served as Senior Portfolio Manager of High Total Return II and High Total Return since November 1999.

Mr. Mathews has over 16 years of experience in the management of high-yield fixed income investments. Mr. Mathews serves as a Senior Vice President and Senior Portfolio Manager of Pilgrim. Prior to joining Pilgrim, Mr. Mathews was a Vice President and Senior Portfolio Manager of Van Kampen American Capital.

Charles Ullerich has served as co-manager of High Total Return II and High Total Return since December 1999.

Mr. Ullerich has approximately nine years of experience in the management of fixed-income investments. Mr. Ullerich serves as a Vice President and Portfolio Manager of Pilgrim. Prior to joining Pilgrim, Mr. Ullerich was Vice President of Treasury Services for First Liberty Bank of Macon, Georgia since 1991, where he was Portfolio Manager for a mortgage and treasury securities portfolio.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                 Management of the Funds      33

MANAGEMENT
OF THE FUNDS                                                             ADVISER
--------------------------------------------------------------------------------

Strategic Income Fund

The following individuals share responsibility for the day-to-day management of the Strategic Income Fund:

Robert K. Kinsey, Vice President of Pilgrim, has served as a Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Kinsey manages Strategic Income Fund's assets that are invested in assets other than high yield debt securities. Prior to joining Pilgrim, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Kevin G. Mathews, whose background is described above, has served as a Senior Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Mathews manages Strategic Income Fund's assets that are invested in high yield debt securities.

Charles Ullerich, whose background is described above, has served as a Co-Portfolio Manager of Strategic Income Fund since December 1999.

Government Securities Income Fund

Robert K. Kinsey, whose background is described above, has primary responsibility for the day-to-day management of Government Securities Income Fund, and has served as Senior Portfolio Manager of Government Securities Income Fund since May 24, 1999.

High Yield Fund and High Yield Fund II

Kevin G. Mathews, whose background is described above, has served as Senior Portfolio Manager of High Yield Fund and High Yield Fund II since June 1995 and May 1999, respectively.

Charles Ullerich, whose background is described above, has served as a co-manager of High Yield Fund and High Yield Fund II since December 1999.

34   Management of the Funds

                                                                      DIVIDENDS,
                                                                   DISTRIBUTIONS
DIVIDENDS/TAXES                                                        AND TAXES
--------------------------------------------------------------------------------

Dividends

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:

Quarterly(1)                 Monthly(2)
------------                 ----------
Global Income                GNMA Income
                             Government Securities Income
                             Strategic Income
                             High Yield
                             High Yield II
                             High Total Return
                             High Total Return II
                             Money Market

----------
(1) Distributions normally expected to consist on an annual basis of a variable combination of capital gains and ordinary income.
(2)  Distributions normally expected to consist primarily of ordinary income.

Each Fund distributes capital gains, if any, annually.

Dividend Reinvestment

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, C, M or T shares of a Fund invested in another Pilgrim Fund which offers the same class shares. If you are a shareholder of Pilgrim Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end Pilgrim Fund.

Taxes

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                      Dividends, Distributions and Taxes      35

MORE INFORMATION
ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information (the "SAI").

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the adviser can decide whether to use them or not. The adviser of a Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

Investments in Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasonal financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

Inability to Sell Securities. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

High Yield Securities. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of abond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given

36   More Information About Risks
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                                                                MORE INFORMATION
                                                                     ABOUT RISKS
--------------------------------------------------------------------------------

change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

Convertible Securities. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Other Investment Companies. Each Fund (except the High Yield and Government Securities Income Funds) may invest up to 10% of its assets in other investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Restricted and Illiquid Securities. Each Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Mortgage-Related Securities. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

Interests in Loans. Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       37

MORE INFORMATION
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Temporary Defensive Strategies. When the adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

Portfolio Turnover. Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

OTHER RISKS

Repurchase Agreements. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

Lending Portfolio Securities. In order to generate additional income, certain Funds may lend portfolio securities in an amount up to 331|M/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Borrowing. Certain Funds may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

Short Sales. Each Fund (except Government Securities Income, GNMA Income, and High Yield Funds) may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Pairing Off Transactions. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss. Percentage and Rating Limitations Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.

38   More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent accountant, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                    Financial Highlights      39

                                                                       FINANCIAL
PILGRIM GOVERNMENT SECURITIES INCOME FUND                             HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below, except for the six months ended December 31, 1999, has been audited by KPMG LLP, independent auditors.

                                                                                  Class A
                                                    ------------------------------------------------------------------
                                                    Six months
                                                      ended
                                                     Dec. 31,
                                                       1999                 Year ended June 30,
                                                    (unaudited)     1999      1998       1997       1996      1995(1)
                                                    -----------     ----      ----       ----       ----      -------
Per Share Operating Performance:
 Net asset value, beginning of period          $       12.35       12.88      12.71      12.59      12.97      12.73
 Income (loss) from investment operations:
 Net investment income                         $        0.35        0.76       0.64       0.69       0.75       0.84
 Net realized and unrealized gain (loss) on
 investments                                   $       (0.37)      (0.52)      0.30       0.20      (0.32)      0.24
 Total from investment operations              $       (0.02)       0.24       0.94       0.89       0.43       1.08
 Less distributions from:
 Net investment income                         $        0.38        0.77       0.77       0.73       0.75       0.84
 Tax return of capital                         $          --          --         --       0.04       0.06         --
 Total distributions                           $        0.38        0.77       0.77       0.77       0.81       0.84
 Net asset value, end of period                $       11.95       12.35      12.88      12.71      12.59      12.97
 Total Return(3):                              %       (0.20)       1.89       7.63       7.33       3.34       8.96

Ratios/Supplemental Data:
 Net assets, end of period (000's)             $      19,304      21,060     23,682     29,900     38,753     43,631
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)   %        1.52        1.40       1.50       1.42       1.51       1.40
 Gross expenses prior to expense
 reimbursement(4)                              %        1.52        1.40       1.58       1.42       1.57       1.54
 Net investment income after expense
 reimbursement(4)                              %        5.69        6.05       5.13       5.78       5.64       6.37
 Portfolio turnover rate                       %          41          58        134        172        170        299

                                                                         Class B
                                                 ----------------------------------------------------
                                                 Six months
                                                   ended                                        July 17,
                                                  Dec. 31,                                     1995(2) to
                                                    1999            Year ended June 30,         June 30,
                                                 (unaudited)    1999        1998       1997       1996
                                                 -----------    ----        ----       ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period          $    12.30       12.84       12.68      12.59      12.95
 Income (loss) from investment operations:
 Net investment income                         $     0.30        0.69        0.60       0.67       0.66
 Net realized and unrealized gain (loss) on
 investments                                   $    (0.36)      (0.54)       0.24       0.11      (0.37)
 Total from investment operations              $    (0.06)       0.15        0.84       0.78       0.29
 Less distributions from:
 Net investment income                         $     0.33        0.69        0.68       0.69       0.65
 Tax return of capital                         $       --          --          --         --         --
 Total distributions                           $     0.33        0.69        0.68       0.69       0.65
 Net asset value, end of period                $    11.91       12.30       12.84      12.68      12.59
 Total Return(3):                              %    (0.50)       1.09        6.78       6.38       2.25

Ratios/Supplemental Data:
 Net assets, end of period (000's)             $   12,333      12,426       3,220      1,534         73
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)   %     2.27        2.15        2.25       2.17       2.26
 Gross expenses prior to expense
 reimbursement(4)                              %     2.27        2.15        2.29       2.17       2.41
 Net investment income after expense
 reimbursement(4)                              %     4.93        5.30        4.24       4.92       4.98
 Portfolio turnover rate                       %       41          58         134        172        170

                                                                         Class C
                                                                -----------------------
                                                                Six months
                                                                  ended         June 11,
                                                                 Dec. 31,      1999(2) to
                                                                   1999         June 30,
                                                                (unaudited)       1999
                                                                -----------       ----
Per Share Operating Performance:
 Net asset value, beginning of period                    $         12.43         12.24
 Income (loss) from investment operations:
 Net investment income                                   $         (1.62)         2.05
 Net realized and unrealized gain (loss) on investments  $          1.56         (1.86)
 Total from investment operations                        $         (0.06)         0.19
 Less distributions from:
 Net investment income                                   $          0.34            --
 Tax return of capital                                   $            --            --
 Total distributions                                                0.34            --
 Net asset value, end of period                          $         12.03         12.43
 Total Return(3)                                         %         (0.52)         1.55

Ratios/Supplemental Data:
 Net assets, end of period (000's)                       $           263             7
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)             %          2.27          2.15
 Gross expenses prior to expense reimbursement(4)        %          2.27          2.15
 Net investment income after expense reimbursement(4)    %          4.87          5.30
 Portfolio turnover rate                                 %            41            58

                                                                                      Class M
                                                               --------------------------------------------------------
                                                               Six months
                                                                 ended                                        July 17,
                                                                Dec. 31,                                     1995(2) to
                                                                  1999             Year Ended June 30,        June 30,
                                                               (unaudited)      1999      1998       1997       1996
                                                               -----------      ----      ----       ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period                    $        12.34        12.88      12.72      12.59      12.95
 Income (loss) from investment operations:
 Net investment income                                   $         0.36         0.69       0.64       0.70       0.68
 Net realized and unrealized gain (loss) on investments  $        (0.40)       (0.52)      0.23       0.14      (0.36)
 Total from investment operations                        $        (0.04)        0.17       0.87       0.84       0.32
 Less distributions from:
 Net investment income                                   $         0.35         0.71       0.71       0.70       0.68
 Tax return of capital                                   $           --           --         --       0.01         --
 Total distributions                                               0.35         0.71       0.71       0.71       0.68
 Net asset value, end of period                          $        11.95        12.34      12.88      12.72      12.59
 Total Return(3)                                         %        (0.36)        1.31       7.02       6.88       2.52

Ratios/Supplemental Data:
 Net assets, end of period (000's)                       $          662          751        224         61         24
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)             %         2.02         1.90       2.00       1.92       2.01
 Gross expenses prior to expense reimbursement(4)        %         2.02         1.90       2.05       1.92       2.16
 Net investment income after expense reimbursement(4)    %         5.19         5.57       4.29       5.25       5.73
 Portfolio turnover rate                                 %           41           58        134        172        170

----------
(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

40   Pilgrim Government Securities Income Fund

FINANCIAL
HIGHLIGHTS                                              PILGRIM GNMA INCOME FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                  1999        1998       1997        1996        1995
                                                                  ----        ----       ----        ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period                   $         8.53        8.40        8.12        8.19        7.60
 Net investment income (loss)                           $         0.50        0.48        0.51        0.53        0.58
 Net realized and unrealized gain (loss) from
 investment operations                                  $        (0.45)       0.13        0.29      ( 0.08)       0.59
 Total income (loss) from investment operations         $         0.05        0.61        0.80        0.45        1.17
 Less distributions:
 Distributions from net investment income               $        (0.50)      (0.48)     ( 0.52)     ( 0.52)      (0.58)
 Distributions in excess of net investment income       $           --          --          --          --          --
 Distributions from net realized gains                  $           --          --          --          --          --
 Distributions in excess of net realized gains          $           --          --          --          --          --
 Total distributions                                    $        (0.50)      (0.48)     ( 0.52)     ( 0.52)      (0.58)
 Net asset value, end of period                         $         8.08        8.53        8.40        8.12        8.19
 Total Return                                           %         0.58        7.52       10.20        5.71       15.91

Ratios/Supplemental Data:
 Net assets, end of period (thousands)                  $      376,580     273,591     158,071     133,777     130,681
 Ratio of expenses to average net assets, before
 reimbursement or waiver                                %         0.99        1.01        1.01        1.05        1.01
 Ratio of expenses to average net assets, net of
 reimbursement or waiver                                %         0.99        1.01        1.01        1.05        1.01
 Ratio of net investment income (loss) to average net
 assets, before reimbursement or waiver                 %         6.04        5.85        6.28        6.56        7.10
 Ratio of net investment income (loss) to average net
 assets, net of reimbursement or waiver                 %         6.04        5.85        6.28        6.56        7.10
 Portfolio turnover rate                                %        25.10       54.47      134.28      128.76       30.69

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                Pilgrim GNMA Income Fund      41

                                                                       FINANCIAL
PILGRIM STRATEGIC INCOME FUND                                         HIGHLIGHTS
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                            Class A                               Class B
                                               ------------------------------------- --------------------------------
                                               Six months     Three                  Six months    Three
                                                 ended        months      July 27,     ended       months     July 27,
                                                Dec. 31,      ended      1998(1) to   Dec. 31,     ended     1998(1) to
                                                  1999       June 30,     March 31,     1999      June 30,    March 31,
                                               (unaudited)    1999(2)       1999     (unaudited)   1999(2)      1999
                                               -----------    -------       ----     -----------   -------      ----
Per Share Operating Performance:
 Net asset value, beginning of period   $         12.59        12.89       13.08        12.33        12.61       12.78
 Income from investment
 operations:
 Net investment income                  $          0.45         0.26        0.53         0.42         0.18        0.45
 Net realized and unrealized
 gains (loss) on investments            $        (0.44)        (0.42)      (0.08)       (0.43)       (0.33)      (0.05)
 Total from investment operations       $          0.01        (0.16)       0.45        (0.01)       (0.15)       0.40
 Less distributions from:
 Net investment income                  $          0.44         0.14        0.53         0.42         0.13        0.46
 Net realized gains on
 investments                            $            --           --        0.11           --           --        0.11
 Net asset value, end of period         $         12.16        12.59       12.89        11.90        12.33       12.61
 Total Return(3):                       %          0.14       (1.23)        5.60        (0.08)       (1.20)       5.17

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $         2,453        2,736       5,751        5,407        5,658       6,637
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                       %          0.95         0.90        0.96         1.35         1.29        1.37
 Gross expenses prior to expense
 reimbursement(4)                       %          1.81         1.56        1.98         2.21         1.95        2.42
 Net investment income (loss)
 after expense reimbursement(4)         %          7.42         5.88        5.81         7.00         5.49        5.35
 Portfolio turnover                     %            76           69         274           76           69         274


                                                      Class C
                                          ---------------------------------
                                          Six months     Three
                                            ended        months     July 27,
                                           Dec. 31,      ended    1998(1) to
                                             1999       June 30,   March 31,
                                          (unaudited)    1999(2)     1999
                                          -----------    -------     ----
Per Share Operating Performance:
 Net asset value, beginning of period   $    12.81        13.10      13.27
 Income from investment
 operations:
 Net investment income                  $     0.44         0.19       0.48
 Net realized and unrealized
 gains (loss) on investments            $    (0.45)       (0.35)     (0.06)
 Total from investment operations       $    (0.01)       (0.16)      0.42
 Less distributions from:
 Net investment income                  $     0.42         0.13       0.48
 Net realized gains on
 investments                            $       --           --       0.11
 Net asset value, end of period         $    12.38        12.81      13.10
 Total Return(3):                       %    (0.08)       (1.21)      5.19

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $    4,380        7,965      8,128
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                       %     1.35         1.29       1.36
 Gross expenses prior to expense
 reimbursement(4)                       %     2.21         1.95       2.41
 Net investment income (loss)
 after expense reimbursement(4)         %     7.00         5.49       5.36
 Portfolio turnover                     %       76           69        274

----------
(1)  The Fund commenced operations on July 27, 1998.
(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.
(3) Total returns are not annualized for periods of less than one year and do not reflect the impact of sales charges.
(4)  Annualized.

42   Pilgrim Strategic Income Fund

FINANCIAL
HIGHLIGHTS                                               PILGRIM HIGH YIELD FUND
--------------------------------------------------------------------------------

The information in the table below, except for the six months ended December 31, 1999, has been audited by KPMG LLP, independent auditors.

                                                                                Class A
                                            ---------------------------------------------------------------------------------
                                               Six
                                              months                                                       Eight
                                               ended                                                       months       Year
                                              Dec. 31,                                                     ended        ended
                                               1999                     Year ended June 30,               June 30,    October 31,
                                            (unaudited)      1999        1998       1997       1996      1995(1)(3)      1994
                                            -----------      ----        ----       ----       ----      ----------      ----
Per Share Operating Performance:
 Net asset value, beginning of period    $     5.93          6.94        6.80       6.36       6.15         5.95         6.47
 Income (loss) from investment
 operations:
 Net investment income                   $     0.28          0.58        0.61       0.61       0.59         0.35         0.54
 Net realized and unrealized gain (loss)
 on investments                          $    (0.40)        (0.96)       0.16       0.43       0.16         0.21        (0.51)
 Total from investment operations        $    (0.12)        (0.38)       0.77       1.04       0.75         0.56         0.03
 Less distributions from:
 Net investment income                   $     0.30          0.62        0.63       0.60       0.54         0.36         0.55
 In excess of net investment income      $       --          0.01          --         --         --           --           --
 Total distributions                     $     0.30          0.63        0.63       0.60       0.54         0.36         0.55
 Net asset value, end of period          $     5.51          5.93        6.94       6.80       6.36         6.15         5.95
 Total Return(4):                        %    (2.09)        (5.57)      11.71      17.14      12.72         9.77         0.47

Ratios/Supplemental Data:
 Net assets, end of period (000's)       $  108,041       131,535     102,424     35,940     18,691       15,950       16,046
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(5)                        %     1.00          1.00        1.00       1.00       1.00         2.25         2.00
 Gross expenses prior to expense
 reimbursement(5)                        %     1.15          1.12        1.17       1.42       2.19         2.35         2.07
 Net investment income after expense
 reimbursement(5)                        %    10.03          9.32        9.05       9.54       9.46         8.84         8.73
 Portfolio turnover rate                 %       47           184         209        394        399          166          192

                                                                         Class B
                                            ----------------------------------------------------------
                                               Six
                                              months
                                              ended                                            July 17,
                                             Dec. 31,                                         1995(2) to
                                              1999                 Year ended June 30,         June 30,
                                            (unaudited)       1999        1998       1997        1996
                                            -----------       ----        ----       ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period    $      5.92          6.92        6.78       6.36        6.20
 Income (loss) from investment
 operations:
 Net investment income                   $      0.27          0.53        0.58       0.57        0.48
 Net realized and unrealized gain (loss)
 on investments                          $     (0.41)        (0.96)       0.14       0.41        0.14
 Total from investment operations        $     (0.14)        (0.43)       0.72       0.98        0.62
 Less distributions from:
 Net investment income                   $      0.28          0.56        0.58       0.56        0.46
 In excess of net investment income      $        --          0.01          --         --          --
 Total distributions                     $      0.28
 Net asset value, end of period          $      5.50          5.92        6.92       6.78        6.36
 Total Return(4):                        %     (2.45)        (6.23)      10.90      16.04       10.37

Ratios/Supplemental Data:
 Net assets, end of period (000's)       $   243,075       261,589     154,303     40,225       2,374
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(5)                        %      1.75          1.75        1.75       1.75        1.75
 Gross expenses prior to expense
 reimbursement(5)                        %      1.90          1.87        1.92       2.17        2.94
 Net investment income after expense
 reimbursement(5)                        %      9.27          8.57        8.30       8.64        9.02
 Portfolio turnover rate                 %        47           184         209        394         339


                                                       Class C                               Class M
                                                ---------------------     -----------------------------------------------
                                                 Six months                Six months
                                                   ended        May 27,      ended                              July 17,
                                                  Dec. 31,    1999(2) to    Dec. 31,                           1995(2) to
                                                    1999       June 30,      1999         Year ended June 30,   June 30,
                                                (unaudited)      1999     (unaudited)   1999     1998     1997    1996
                                                -----------      ----     -----------   ----     ----     ----    ----
Per Share Operating Performance:
 Net asset value, beginning of period      $        5.92         5.91         5.93      6.92     6.78     6.36    6.20
 Income (loss) from investment
 operations:
 Net investment income                     $        0.28         0.05         0.27      0.55     0.59     0.58    0.50
 Net realized and unrealized gain (loss)
 on investments                            $       (0.43)        0.01        (0.41)    (0.95)    0.14     0.41    0.14
 Total from investment operations          $       (0.15)        0.06        (0.14)    (0.40)    0.73     0.99    0.64
 Less distributions from:
 Net investment income                     $        0.28         0.05         0.29      0.58     0.59     0.57    0.48
 In excess of net investment income        $          --           --           --      0.01       --       --      --
 Total distributions                                0.28                      0.29
 Net asset value, end of period            $        5.49         5.92         5.50      5.93     6.92     6.78    6.36
 Total Return(4):                          %       (2.54)        0.34        (2.50)    (5.85)   11.16    16.29   10.69

Ratios/Supplemental Data:
 Net assets, end of period (000's)         $       5,614          551       18,768    24,129   19,785    8,848   1,243
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(5)                          %        1.75         1.75         1.50      1.50     1.50     1.50    1.50
 Gross expenses prior to expense
 reimbursement(5)                          %        1.90         1.87         1.65      1.62     1.67     1.92    2.69
 Net investment income after expense
 reimbursement(5)                          %        9.33         8.57         9.53      8.82     8.55     8.93    9.41
 Portfolio turnover rate                   %          47          184           47       184      209      394     339

----------
(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.
(2)  Commencement of offering shares.
(3)  Effective  November 1, 1994,  High Yield Fund  changed its year end to June
     30.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(5)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                 Pilgrim High Yield Fund      43

                                                                       FINANCIAL
PILGRIM HIGH YIELD FUND II                                            HIGHLIGHTS
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                                     Class A
                                                 ---------------------------------------------
                                                  Six months     Three
                                                    ended       months     Year      March 27,
                                                   Dec. 31,      ended     ended      1998 to
                                                    1999       June 30,   March 31,   March 31,
                                                 (unaudited)    1999(2)     1999       1998(1)
                                                 -----------    -------     ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period     $         11.57        11.66      12.72       12.70
 Income from investment operations:
 Net investment income                    $          0.58         0.28       1.12        0.01
 Net realized and unrealized gains (loss)
 on investments                           $         (0.40)       (0.09)     (1.00)       0.01
 Total from investment operations         $          0.18         0.19       0.12        0.02
 Less distributions from:
 Net investment income                    $          0.58         0.28       1.18          --
 Net asset value, end of period           $         11.17        11.57      11.66       12.72
 Total Return(3):                         %          1.91         1.60       1.13        0.16

Ratios/Supplemental Data:
 Net assets, end of period (000's)        $        10,415       16,795     17,327       4,690
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                         %          1.10         1.10       1.12        1.06
 Gross expenses prior to expense
 reimbursement(4)                         %          1.25         1.37       1.53        1.06
 Net investment income (loss) after
 expense reimbursement(4)                 %         10.28         9.68       9.44        7.22
 Portfolio turnover                       %            55           44        242         484

                                                              Class B
                                            ---------------------------------------------
                                             Six months    Three
                                               ended       months       Year     March 27,
                                              Dec. 31,     ended       ended     1998 to
                                                1999      June 30,    March 31,  March 31,
                                            (unaudited)    1999(2)      1999      1998(1)
                                            -----------    -------      ----      -------
Per Share Operating Performance:
 Net asset value, beginning of period     $    11.58        11.66      12.71       12.69
 Income from investment operations:
 Net investment income                    $     0.54         0.27       1.04        0.01
 Net realized and unrealized gains (loss)
 on investments                           $    (0.42)       (0.09)     (0.99)       0.01
 Total from investment operations         $     0.12         0.18       0.05        0.02
 Less distributions from:
 Net investment income                    $     0.54         0.26       1.10          --
 Net asset value, end of period           $    11.16        11.58      11.66       12.71
 Total Return(3):                         %     1.41         1.53       0.55        0.16

Ratios/Supplemental Data:
 Net assets, end of period (000's)        $   40,553       41,882     42,960       8,892
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                         %     1.75         1.75       1.77        1.69
 Gross expenses prior to expense
 reimbursement(4)                         %     1.90         2.02       2.18        1.69
 Net investment income (loss) after
 expense reimbursement(4)                 %     9.57         9.03       8.84        6.61
 Portfolio turnover                       %       55           44        242         484

                                                                     Class C
                                                 ---------------------------------------------
                                                  Six months    Three
                                                    ended       months       Year     March 27,
                                                   Dec. 31,     ended      ended      1998 to
                                                     1999      June 30,   March 31,   March 31,
                                                 (unaudited)    1999(2)     1999       1998(1)
                                                 -----------    -------     ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period     $         11.58        11.66      12.71       12.69
 Income from investment operations:
 Net investment income                    $          0.53         0.27       1.04        0.01
 Net realized and unrealized gains (loss)
 on investments                           $         (0.40)       (0.09)     (0.99)       0.01
 Total from investment operations         $          0.13         0.18       0.05        0.02
 Less distributions from:
 Net investment income                    $          0.54         0.26       1.10          --
 Net asset value, end of period           $         11.17        11.58      11.66       12.71
 Total Return(3):                         %          1.49         1.53       0.55        0.16

Ratios/Supplemental Data:
 Net assets, end of period (000's)        $        16,860       18,618     21,290       4,815
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                         %          1.75         1.75       1.77        1.66
 Gross expenses prior to expense
 reimbursement(4)                         %          1.90         2.02       2.18        1.66
 Net investment income (loss) after
 expense reimbursement(4)                 %          9.57         9.03       8.79        6.91
 Portfolio turnover                       %            55           44        242         484

----------
(1)  The Fund commenced operations on March 27, 1998.
(2) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

44   Pilgrim High Yield Fund II

FINANCIAL
HIGHLIGHTS                                       PILGRIM HIGH TOTAL RETURN FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                                     Class A
                                               ----------------------------------------------------
                                                              Year ended October 31,
                                               1999        1998         1997        1996       1995
                                               ----        ----         ----        ----       ----
Operating performance
 Net asset value at the beginning
 of the period                       $         3.77        5.00         4.78        4.48       4.41
 Net investment income               $         0.37        0.46         0.48        0.46       0.48
 Net realized and unrealized gain
 (loss) on investments               $        (0.41)      (1.07)        0.20        0.32       0.07
 Total from investment operations    $        (0.04)      (0.61)        0.68        0.78       0.55
 Dividends from net investment
 income                              $        (0.39)      (0.47)       (0.46)      (0.48)     (0.48)
 Dividends from net investment
 gain on investments sold            $           --       (0.15)          --          --         --
 Distributions declared from
 capital                             $        (0.05)         --           --          --         --
 Total distributions                 $        (0.44)      (0.62)       (0.46)      (0.48)     (0.48)
 Net asset value at the end of the
 period                              $         3.29        3.77         5.00        4.78       4.48
 Total investment return(1)          %        (1.86)     (13.65)       15.03       18.14      13.02

Ratios and supplemental data
 Net assets at the end of the
 period ($000s)                      $       91,991     148,650      215,361     167,698     88,552
 Ratio of expenses to average net
 assets                              %         1.34        1.30         1.42        1.52       1.55
 Ratio of expense reimbursement
 to average net assets               %           --          --           --          --         --
 Ratio of net investment income
 to average net assets(3)            %        10.16        9.93         9.88        9.86      10.90
 Portfolio turnover rate             %           59         123          183         158        145

                                                             Class B
                                         ---------------------------------------------------
                                                       Year ended October 31,
                                         1999        1998         1997        1996      1995
                                         ----        ----         ----        ----      ----
Operating performance
 Net asset value at the beginning
 of the period                       $    3.77        5.00         4.77        4.47      4.41
 Net investment income               $    0.34        0.43         0.44        0.43      0.45
 Net realized and unrealized gain
 (loss) on investments               $   (0.41)      (1.07)        0.22        0.32      0.06
 Total from investment operations    $   (0.07)      (0.64)        0.66        0.75      0.51
 Dividends from net investment
 income                              $   (0.37)      (0.44)       (0.43)      (0.45)    (0.45)
 Dividends from net investment
 gain on investments sold            $      --       (0.15)          --          --        --
 Distributions declared from
 capital                             $   (0.04)         --           --          --        --
 Total distributions                 $   (0.41)      (0.59)       (0.43)      (0.45)    (0.45)
 Net asset value at the end of the
 period                              $    3.29        3.77         5.00        4.77      4.47
 Total investment return(1)          %   (2.56)     (14.28)       14.46       17.08     11.97

Ratios and supplemental data
 Net assets at the end of the
 period ($000s)                      $ 280,413     428,903      577,351     346,919    96,362
 Ratio of expenses to average net
 assets                              %    2.06        2.02         2.12        2.23      2.25
 Ratio of expense reimbursement
 to average net assets               %      --          --           --          --        --
 Ratio of net investment income
 to average net assets(3)            %    9.42        9.20         9.18        9.14     10.20
 Portfolio turnover rate             %      59         123          183         158       145

                                                                  Class C
                                            ----------------------------------------------------
                                                            Year ended October 31,
                                            1999        1998        1997        1996        1995
                                            ----        ----        ----        ----        ----
Operating performance
 Net asset value at the beginning
 of the period                       $      3.78        5.02        4.79         4.49        4.41
 Net investment income               $      0.34        0.43        0.44         0.43        0.44
 Net realized and unrealized gain
 (loss) on investments               $     (0.40)      (1.08)        0.22        0.32        0.09
 Total from investment operations    $     (0.06)      (0.65)        0.66        0.75        0.53
 Dividends from net investment
 income                              $     (0.37)      (0.44)      (0.43)       (0.45)      (0.45)
 Dividends from net investment
 gain on investments sold            $        --       (0.15)         --           --          --
 Distributions declared from
 capital                             $     (0.04)         --          --           --          --
 Total distributions                 $     (0.41)      (0.59)      (0.43)       (0.45)      (0.45)
 Net asset value at the end of the
 period                              $      3.31        3.78        5.02         4.79        4.49
 Total investment return(1)          %     (2.24)     (14.41)       14.42       17.28       12.44

Ratios and supplemental data
 Net assets at the end of the
 period ($000s)                      $    40,503      64,141      97,457       54,382      11,011
 Ratio of expenses to average net
 assets                              %      2.07        2.03        2.13         2.23        2.27
 Ratio of expense reimbursement
 to average net assets               %        --          --          --           --          --
 Ratio of net investment income
 to average net assets(3)            %      9.42        9.19        9.18         9.14       10.18
 Portfolio turnover rate             %        59         123         183          158         145

----------
(1) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                         Pilgrim High Total Return Fund       45

                                                                       FINANCIAL
PILGRIM HIGH TOTAL RETURN FUND II                                     HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                                      Class A(1)
                                                                ----------------------
                                                                 Year ended October 31,
                                                                1999     1998     1997
                                                                ----     ----     ----
Operating performance
 Net asset value at the beginning of the period            $     4.78     5.49     5.00
 Net investment income                                     $     0.43     0.50     0.28
 Net realized and unrealized (loss) on investments         $    (0.55)   (0.70)    0.53
 Total from investment operations                          $    (0.12)   (0.20)    0.81
 Dividends from net investment income                      $    (0.43)   (0.48)   (0.28)
 Distributions declared from capital                       $    (0.05)   (0.03)   (0.04)
 Total distributions                                       $    (0.48)   (0.51)   (0.32)
 Net asset value at the end of the period                  $     4.18     4.78     5.49
 Total investment return(2)                                %    (3.10)   (4.23)   16.53

Ratios and supplemental data
 Net assets at the end of the period ($000s)               $   20,003   40,924    8,548
 Ratio of expenses to average net assets(3)                %     1.40     1.44     1.26
 Ratio of expense reimbursement to average net assets(3)   %       --     0.01     3.36
 Ratio of net investment income to average net assets(3)   %     9.46     8.90     5.89
 Portfolio turnover rate                                   %      110      150      164


                                                                          Class B(1)                   Class C(1)
                                                                   ------------------------     ------------------------
                                                                    Year ended October 31,       Year ended October 31,
                                                                   1999      1998      1997     1999      1998      1997
                                                                   ----      ----      ----     ----      ----      ----
Operating performance
 Net asset value at the beginning of the period            $         4.79      5.49      5.00     4.79      5.50      5.00
 Net investment income                                     $         0.41      0.47      0.25     0.40      0.47      0.25
 Net realized and unrealized (loss) on investments         $        (0.57)    (0.70)     0.53    (0.55)    (0.71)     0.54
 Total from investment operations                          $        (0.16)    (0.23)     0.78    (0.15)    (0.24)     0.79
 Dividends from net investment income                      $        (0.42)    (0.44)    (0.25)   (0.41)    (0.44)    (0.25)
 Distributions declared from capital                       $        (0.03)    (0.03)    (0.04)   (0.04)    (0.03)    (0.04)
 Total distributions                                       $        (0.45)    (0.47)    (0.29)   (0.45)    (0.47)    (0.29)
 Net asset value at the end of the period                  $         4.18      4.79      5.49     4.19      4.79      5.50
 Total investment return(2)                                %        (4.00)    (4.90)    15.91    (3.77)    (4.90)    16.12

Ratios and supplemental data
 Net assets at the end of the period ($000s)               $      125,796   168,859    38,076   31,014    53,703    12,334
 Ratio of expenses to average net assets(3)                %         2.11      2.17      1.95     2.12      2.17      1.95
 Ratio of expense reimbursement to average net assets(3)   %           --      0.02      0.75       --      0.01      0.78
 Ratio of net investment income to average net assets(3)   %         8.66      8.17      5.20     8.70      8.16      5.17
 Portfolio turnover rate                                   %          110       150       164      110       150       164

----------
(1)  Classes A, B & C commenced operations on January 31, 1997.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.

46   Pilgrim High Total Return Fund II

FINANCIAL
HIGHLIGHTS                                            PILGRIM GLOBAL INCOME FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                1999      1998      1997      1996       1995
                                                                ----      ----      ----      ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period                     $     10.36     10.58     11.22     10.75      9.80
 Net investment income (loss)                             $      1.16      0.90      1.04      1.01      0.96
 Net realized and unrealized gain (loss) from
 investment operations                                    $     (1.20)    (0.07)    (0.50)     0.36      0.95
 Total income (loss) from investment operations           $      0.04      0.83      0.54      1.37      1.91
 Less distributions:
 Distributions from net investment income                 $     (0.82)    (0.87)    (0.91)    (0.86)    (0.96)
 Distributions in excess of net investment income         $        --        --        --        --        --
 Distributions from net realized gains                    $     (0.05)    (0.18)    (0.27)    (0.04)       --
 Distributions in excess of net realized gains            $        --        --        --        --        --
 Total distributions                                      $     (0.87)    (1.05)    (1.18)    (0.90)    (0.96)
 Net asset value, end of period                           $      9.45     10.36     10.58     11.22     10.75
 Total Return                                             %     (0.31)     8.21      5.00     13.33     20.10

Ratios/Supplemental Data:
 Net assets, end of period (thousands)                    $    31,696    36,407    23,668    29,110    12,255
 Ratio of expenses to average net assets, before
 reimbursement or waiver                                  %      1.86      1.89      2.17      2.33      3.07
 Ratio of expenses to average net assets, net of
 reimbursement or waiver                                  %      1.86      1.50      1.50      1.50      2.75
 Ratio of net investment income (loss) to average net
 assets, before reimbursement or waiver                   %     11.52     10.99      8.99      9.49      9.48
 Ratio of net investment income (loss) to average net
 assets, net of reimbursement or waiver                   %     11.52     11.38      9.66     10.32      9.80
 Portfolio turnover rate                                  %     24.56     45.25    117.94     71.83    164.72

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                              Pilgrim Global Income Fund      47

                                                                       FINANCIAL
PILGRIM MONEY MARKET FUND                                             HIGHLIGHTS
--------------------------------------------------------------------------------


                                             Class A      Class B      Class C
                                           -----------  -----------  -----------
                                             Period       Period       Period
                                             ended        ended        ended
                                            Dec. 31,     Dec. 31,     Dec. 31,
                                             1999(1)      1999(2)      1999(2)
                                           (unaudited)  (unaudited)  (unaudited)
Per Share Operating Performance:
 Net asset value, beginning of period   $      1.00         1.00        1.00
 Income from investment
 operations:
 Net investment income                  $      0.01         0.01        0.01
 Net realized and unrealized
 gains (loss) on investments            $        --           --          --
 Total from investment operations       $      0.01         0.01        0.01
 Less distributions from:
 Net investment income                  $      0.01         0.01        0.01
 Net realized gains on
 investments                            $        --           --          --
 Net asset value, end of period         $      1.00         1.00        1.00
 Total Return(3):                       %      0.36         1.41        1.41

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $     5,732       11,414       2,670
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                       %      1.50         2.25        2.25
 Gross expenses prior to expense
 reimbursement(4)                       %      4.67         5.42        5.42
 Net investment income (loss)
 after expense reimbursement(4)         %      3.58         3.19        3.19
 Portfolio turnover                     %        --           --          --

----------
(1)  Commenced operations on November 24, 1999.
(2)  Commenced operations on July 12, 1999.
(3) Total returns are not annualized for periods of less than one year and do not reflect the impact of sales charges.
(4)  Annualized.

48   Pilgrim Money Market Fund

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the Pilgrim Funds in our:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditor's reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Pilgrim Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

The Pilgrim Funds
40 North Central Avenue, Suite 1200
Phoenix, AZ 85004

1-800-992-0180

Or visit our website at www.pilgrimfunds.com.

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

Pilgrim GNMA Income Fund, Inc.                             811-2401
Pilgrim Mayflower Trust                                    811-7978
Pilgrim Government Securities Income Fund, Inc.            811-4031
Pilgrim Investment Funds, Inc.                             811-1939
Pilgrim Mutual Funds                                       811-7428
Pilgrim Global Income Fund, Inc.                           811-4675

INCPROS073100-073100

                         GRAPHICS DESCRIPTION APPENDIX


There are four icon sized graphics used throughout the prospectus as follows:


1. In the sections describing the Objective of the Funds, the graphic icon is that of a dart in the bullseye of a target.

2. In the sections describing the Investment Strategy of the Funds, the graphic icon is that of a compass pointing due north.

3. In the sections describing the Risks of the Funds, the graphic icon is that of an old fashioned scale tilting heavy on the left side.

4. In the sections describing the Performance history of the Funds, the graphic icon is that of a stack of US currency bills.

5. On the bottom footer of every odd numbered page (right hand page), the graphic icon is that of a telephone by the 800 number of the fund to call for information.